Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Master Investment Portfolio
Entity Central Index Key	0000915092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Diversified Equity Master Portfolio
Shareholder Report [Line Items]
Fund Name	Diversified Equity Master Portfolio
Class Name	Diversified Equity Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio included within the BlackRock Diversified Equity Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$8	0.14%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%
Net Assets	$ 2,319,887,405
Holdings Count | Holding	2,360
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 2,319,887,405
Number of Portfolio Holdings	2,360
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	22.5%
Financials	14.6
Industrials	11.4
Health Care	10.8
Consumer Discretionary	9.3
Communication Services	6.2
Consumer Staples	4.4
Energy	3.6
Materials	3.0
Real Estate	1.7
Utilities	1.7
Short-Term Securities	17.2
Liabilities in Excess of Other Assets	(6.4)
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	3.1%
Apple, Inc.	2.7
NVIDIA Corp.	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Amazon.com, Inc.	1.7
Alphabet, Inc., Class A	1.1
Meta Platforms, Inc., Class A	0.9
Tencent Holdings Ltd.	0.9
Samsung Electronics Co. Ltd.	0.8
Alphabet, Inc., Class C	0.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	3.1%
Apple, Inc.	2.7
NVIDIA Corp.	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Amazon.com, Inc.	1.7
Alphabet, Inc., Class A	1.1
Meta Platforms, Inc., Class A	0.9
Tencent Holdings Ltd.	0.9
Samsung Electronics Co. Ltd.	0.8
Alphabet, Inc., Class C	0.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Total International ex U.S. Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	Total International ex U.S. Index Master Portfolio
Class Name	Total International ex U.S. Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio included within the iShares MSCI Total International Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 1,870,993,590
Holdings Count | Holding	1,940
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 1,870,993,590
Number of Portfolio Holdings	1,940
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	15.0%
United States	9.9
China	7.8
Canada	7.5
United Kingdom	7.1
France	6.2
Taiwan	5.8
India	5.7
Germany	5.6
Australia	5.0
Other #	31.7
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security	Percent of Net Assets (a)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Novo Nordisk A/S, Class B	1.9
ASML Holding NV	1.6
Tencent Holdings Ltd.	1.2
Samsung Electronics Co. Ltd.	1.1
Nestle SA, Class N	1.1
AstraZeneca PLC	1.0
Shell PLC	0.9
Toyota Motor Corp.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.8
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (a)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Novo Nordisk A/S, Class B	1.9
ASML Holding NV	1.6
Tencent Holdings Ltd.	1.2
Samsung Electronics Co. Ltd.	1.1
Nestle SA, Class N	1.1
AstraZeneca PLC	1.0
Shell PLC	0.9
Toyota Motor Corp.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.8
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Large Cap Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	Large Cap Index Master Portfolio
Class Name	Large Cap Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 32,933,015,730
Holdings Count | Holding	1,011
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 32,933,015,730
Number of Portfolio Holdings	1,011
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	30.6%
Financials	13.4
Health Care	11.5
Consumer Discretionary	10.1
Communication Services	8.9
Industrials	8.9
Consumer Staples	5.5
Energy	3.7
Materials	2.4
Real Estate	2.4
Utilities	2.1
Short-Term Securities	7.6
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	6.6%
Apple, Inc.	6.1
NVIDIA Corp.	5.8
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.2
Alphabet, Inc., Class A	2.1
Alphabet, Inc., Class C	1.8
Eli Lilly & Co.	1.5
Berkshire Hathaway, Inc., Class B	1.5
Broadcom, Inc.	1.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	6.6%
Apple, Inc.	6.1
NVIDIA Corp.	5.8
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.2
Alphabet, Inc., Class A	2.1
Alphabet, Inc., Class C	1.8
Eli Lilly & Co.	1.5
Berkshire Hathaway, Inc., Class B	1.5
Broadcom, Inc.	1.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

U.S. Total Bond Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	U.S. Total Bond Index Master Portfolio
Class Name	U.S. Total Bond Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio included within the iShares U.S. Aggregate Bond Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 2,802,391,375
Holdings Count | Holding	7,421
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 2,802,391,375
Number of Portfolio Holdings	7,421
Portfolio Turnover Rate	54%

Holdings [Text Block]
Portfolio composition
Investment Type	Percent of Total Investments (a)
U.S. Treasury Obligations	43.2%
U.S. Government Sponsored Agency Securities	27.7
Corporate Bonds	25.1
Foreign Agency Obligations	2.4
Non-Agency Mortgage-Backed Securities	0.7
Municipal Bonds	0.5
Asset-Backed Securities	0.4
Capital Trusts	— (b)
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	74.3%
AA/Aa	2.7
A	11.8
BBB/Baa	11.2
N/R	— (b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Largest Holdings [Text Block]
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	74.3%
AA/Aa	2.7
A	11.8
BBB/Baa	11.2
N/R	— (b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

International Tilts Master Portfolio
Shareholder Report [Line Items]
Fund Name	International Tilts Master Portfolio
Class Name	International Tilts Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 321,929,829
Holdings Count | Holding	307
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 321,929,829
Number of Portfolio Holdings	307
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.2%
United States	12.8
United Kingdom	11.3
Germany	10.2
France	7.7
Australia	5.8
Switzerland	5.5
Netherlands	5.1
Denmark	4.5
Spain	4.1
Other #	12.9
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	3.7%
ASML Holding NV	3.4
SAP SE	2.3
Novartis AG, Class N	2.3
BHP Group Ltd., Class DI	2.0
Siemens AG, Class N	1.9
Shell PLC	1.9
Mitsubishi UFJ Financial Group, Inc.	1.7
Tokyo Electron Ltd.	1.7
Allianz SE	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	3.7%
ASML Holding NV	3.4
SAP SE	2.3
Novartis AG, Class N	2.3
BHP Group Ltd., Class DI	2.0
Siemens AG, Class N	1.9
Shell PLC	1.9
Mitsubishi UFJ Financial Group, Inc.	1.7
Tokyo Electron Ltd.	1.7
Allianz SE	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.